Pacer Barings CLO Market Flex ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 95.7%	Par	Value
Aimco CDO
Series 2019-10AR, Class ER3, 8.60% (3 mo. Term SOFR + 4.90%), 07/22/2039 (a)	$ 1,000,000	$ 1,000,355
Series 2022-18AR, Class ER2, 0.00% (3 mo. Term SOFR + 4.95%), 07/20/2039 (a)	550,000	550,019
Series 2026-27A, Class D1, 6.33% (3 mo. Term SOFR + 2.65%), 04/20/2039 (a)	625,000	628,294
Anchorage Capital CLO Ltd.
Series 2019-11AR, Class ER3, 0.00% (3 mo. Term SOFR + 6.83%), 07/22/2039 (a)(b)	1,250,000	1,225,171
Series 2025-31A, Class A1, 5.03% (3 mo. Term SOFR + 1.30%), 10/20/2038 (a)	3,000,000	3,005,100
Series 2025-32A, Class ER, 10.41% (3 mo. Term SOFR + 6.67%), 07/15/2039 (a)	750,000	750,193
Apidos CLO
Series 2021-35A, Class BR, 5.09% (3 mo. Term SOFR + 1.45%), 07/20/2039 (a)	2,000,000	2,001,544
Series 2021-36A, Class CR, 5.53% (3 mo. Term SOFR + 1.80%), 01/20/2039 (a)	750,000	751,224
Arini US CLO Ltd.
Series 2A, Class A, 5.15% (3 mo. Term SOFR + 1.40%), 03/31/2038 (a)	979,000	979,322
Series 4A, Class D, 6.70% (3 mo. Term SOFR + 2.95%), 01/15/2039 (a)	900,000	901,458
Series 5A, Class C, 5.47% (3 mo. Term SOFR + 1.80%), 04/15/2039 (a)	1,000,000	1,001,988
Series 6A, Class B, 5.28% (3 mo. Term SOFR + 1.60%), 07/15/2039 (a)	1,025,000	1,026,658
Series 7A, Class B, 5.30% (3 mo. Term SOFR + 1.55%), 07/15/2039 (a)	1,000,000	1,001,163
Series 7A, Class D, 6.35% (3 mo. Term SOFR + 2.60%), 07/15/2039 (a)	1,200,000	1,199,776
Ballyrock CLO Ltd., Series 2024-27A, Class C1, 6.71% (3 mo. Term SOFR + 2.90%), 10/25/2037 (a)	625,000	625,053
Battalion CLO Ltd., Series 2022-24AR, Class CR2, 0.00% (3 mo. Term SOFR + 2.05%), 07/14/2039 (a)	1,000,000	1,000,000
Benefit Street Partners CLO Ltd.
Series 2023-31A, Class BR, 5.56% (3 mo. Term SOFR + 1.75%), 04/25/2038 (a)	250,000	250,601
Series 2024-36A, Class A1, 5.17% (3 mo. Term SOFR + 1.36%), 01/25/2038 (a)	550,000	550,755
Series 2026-47A, Class B, 5.20% (3 mo. Term SOFR + 1.45%), 04/15/2039 (a)	250,000	250,393
Series 2026-49A, Class C, 5.53% (3 mo. Term SOFR + 1.85%), 04/25/2039 (a)	1,500,000	1,504,398
Birch Grove CLO
Series 2024-8A, Class A1R, 5.02% (3 mo. Term SOFR + 1.29%), 04/20/2039 (a)	1,500,000	1,503,804
Series 2025-15A, Class C, 5.57% (3 mo. Term SOFR + 1.82%), 01/23/2039 (a)	500,000	501,431
Bryant Park Funding Ltd., Series 2023-21A, Class AR, 5.00% (3 mo. Term SOFR + 1.27%), 10/18/2038 (a)	3,000,000	3,003,720
Canyon CLO
Series 2025-2A, Class A1N, 5.08% (3 mo. Term SOFR + 1.33%), 10/15/2037 (a)	2,000,000	2,002,844
Series 2026-1A, Class A1, 4.93% (3 mo. Term SOFR + 1.20%), 04/15/2039 (a)	1,000,000	999,376
Carlyle US CLO 2025-3 Ltd., Series 2025-3A, Class A, 5.19% (3 mo. Term SOFR + 1.38%), 07/25/2038 (a)	1,000,000	1,002,062
Cedar Funding Ltd., Series 2024-19A, Class A1, 5.08% (3 mo. Term SOFR + 1.33%), 01/23/2038 (a)	400,000	400,630
CIFC Funding 2018-IV Ltd., Series 2025-4A, Class A1, 5.07% (3 mo. Term SOFR + 1.29%), 10/24/2038 (a)	1,000,000	1,003,048
CIFC Funding Ltd.
Series 2024-2AR, Class BR, 0.00% (3 mo. Term SOFR + 1.50%), 04/22/2037 (a)	2,000,000	2,000,000
Series 2024-3A, Class CR, 5.56% (3 mo. Term SOFR + 1.75%), 07/21/2039 (a)	1,000,000	1,000,000
Series 2024-3A, Class ER, 9.06% (3 mo. Term SOFR + 5.25%), 07/21/2039 (a)	1,250,000	1,250,174
DIAMETER CAPITAL CLO, Series 2024-6A, Class A1R, 5.03% (3 mo. Term SOFR + 1.28%), 04/15/2039 (a)	1,000,000	1,002,000
Eldridge CLO Ltd.
Series 2025-1A, Class A1, 5.06% (3 mo. Term SOFR + 1.33%), 10/20/2038 (a)	1,510,000	1,511,510
Series 2025-2A, Class D1, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2039 (a)	1,375,000	1,378,491
Elmwood CLO Ltd.
Series 2022-5A, Class BR3, 5.24% (3 mo. Term SOFR + 1.60%), 07/17/2037 (a)	1,000,000	999,950
Series 2024-7AR, Class D2R, 0.00% (3 mo. Term SOFR + 4.40%), 07/17/2039 (a)	1,000,000	1,000,174
GoldenTree Loan Management US CLO
Series 2026-31AR, Class CR2, 0.00% (3 mo. Term SOFR + 1.70%), 07/20/2040 (a)	1,000,000	1,000,000
Series 2026-31AR, Class DJ, 0.00% (3 mo. Term SOFR + 4.00%), 07/20/2040 (a)	1,250,000	1,250,044
Series 2026-31AR, Class ER2, 0.00% (3 mo. Term SOFR + 5.20%), 07/20/2040 (a)	1,000,000	1,000,035
Goldentree Loan Opportunities Ltd., Series 2021-10A, Class AR, 5.08% (3 mo. Term SOFR + 1.35%), 10/20/2037 (a)	450,000	450,758
Highbridge Loan Management Ltd., Series 2025-26A, Class A1, 5.05% (3 mo. Term SOFR + 1.32%), 07/20/2038 (a)	2,000,000	2,001,808
Honey Hill Park CLO Ltd., Series 2026-1A, Class D1, 6.17% (3 mo. Term SOFR + 2.45%), 04/24/2039 (a)	1,250,000	1,243,750
Invesco CLO Ltd., Series 2026-1A, Class C, 5.66% (3 mo. Term SOFR + 1.98%), 04/15/2039 (a)	1,000,000	1,003,425

Kennedy Lewis CLO Ltd.
Series 2025-21A, Class A, 5.16% (3 mo. Term SOFR + 1.35%), 07/25/2038 (a)	1,500,000		1,503,668
Series 2025-21A, Class B, 5.56% (3 mo. Term SOFR + 1.75%), 07/25/2038 (a)	1,000,000		1,002,491
KKR CLO Trust
Series 2023-46A, Class BR, 5.53% (3 mo. Term SOFR + 1.80%), 10/20/2037 (a)	2,000,000		2,001,834
Series 2024-45A, Class BR, 5.50% (3 mo. Term SOFR + 1.75%), 07/15/2038 (a)	2,414,226		2,419,028
Madison Park Funding Ltd., Series 2018-30A, Class BR, 5.54% (3 mo. Term SOFR + 1.75%), 07/16/2037 (a)	500,000		500,336
Oaktree CLO Ltd., Series 2019-2A, Class C1AR, 7.05% (3 mo. Term SOFR + 3.30%), 10/15/2037 (a)	600,000		600,101
OCP CLO Ltd.
Series 2021-23A, Class B1R2, 5.20% (3 mo. Term SOFR + 1.45%), 01/17/2039 (a)	710,000		710,217
Series 2023-28A, Class D2R, 7.89% (3 mo. Term SOFR + 4.10%), 07/16/2038 (a)	250,000		249,191
Series 2024-35A, Class B1, 5.56% (3 mo. Term SOFR + 1.75%), 10/25/2037 (a)	750,000		751,267
Series 2024-39A, Class CR, 5.44% (3 mo. Term SOFR + 1.65%), 04/16/2038 (a)	1,250,000		1,249,374
Series 2025-48A, Class D1, 6.20% (3 mo. Term SOFR + 2.45%), 12/15/2038 (a)	1,450,000		1,453,555
Series 2026-50A, Class A1, 4.83% (3 mo. Term SOFR + 1.20%), 07/15/2039 (a)	750,000		750,469
Octagon Investment Partners Ltd., Series 2025-3A, Class C, 5.68% (3 mo. Term SOFR + 1.95%), 10/20/2038 (a)	1,000,000		1,002,722
Park Blue CLO Ltd., Series 2023-4A, Class CR, 5.61% (3 mo. Term SOFR + 1.80%), 01/25/2039 (a)	1,000,000		999,316
Regatta Funding Ltd., Series 2025-5A, Class C, 5.65% (3 mo. Term SOFR + 1.90%), 10/15/2038 (a)	755,729		758,736
RR Ltd.
Series 2019-7AR, Class A2R2, 5.36% (3 mo. Term SOFR + 1.58%), 10/15/2039 (a)	1,000,000		1,000,005
Series 2019-7AR, Class C2R2, 7.93% (3 mo. Term SOFR + 4.15%), 10/15/2039 (a)	1,000,000		1,000,000
Series 2019-7AR, Class DR2, 9.03% (3 mo. Term SOFR + 5.25%), 10/15/2039 (a)	500,000		500,035
Signal Peak CLO LLC, Series 2024-14A, Class A, 5.03% (3 mo. Term SOFR + 1.30%), 01/22/2038 (a)	750,000		751,155
Sixth Street CLO
Series 2026-32A, Class B, 5.31% (3 mo. Term SOFR + 1.65%), 04/21/2039 (a)	2,000,000		2,004,870
Series 2026-32A, Class C, 5.61% (3 mo. Term SOFR + 1.95%), 04/21/2039 (a)	1,000,000		1,004,933
Sona US CLO 1 Ltd.
Series 2026-1A, Class A1, 5.05% (3 mo. Term SOFR + 1.31%), 04/25/2039 (a)	1,000,000		1,000,468
Series 2026-1A, Class A2, 5.24% (3 mo. Term SOFR + 1.50%), 04/25/2039 (a)	400,000		400,259
Symphony CLO Ltd.
Series 2023-39A, Class AR, 5.14% (3 mo. Term SOFR + 1.33%), 01/25/2038 (a)	1,000,000		1,001,263
Series 2024-44A, Class BR, 5.34% (3 mo. Term SOFR + 1.60%), 07/14/2037 (a)	1,000,000		999,911
Series 2024-44A, Class DR, 6.84% (3 mo. Term SOFR + 3.10%), 07/14/2037 (a)	500,000		499,964
Series 2025-48A, Class B, 5.48% (3 mo. Term SOFR + 1.75%), 04/20/2038 (a)	425,000		426,368
Series 2026-54A, Class B, 5.25% (3 mo. Term SOFR + 1.50%), 07/22/2039 (a)	1,500,000		1,503,402
TRESTLES CLO LLC
Series 2017-1AR, Class CR3, 0.00% (3 mo. Term SOFR + 1.78%), 07/25/2039 (a)	1,000,000		1,000,000
Series 2025-8A, Class A1R, 4.93% (3 mo. Term SOFR + 1.23%), 07/20/2039 (a)	1,500,000		1,498,304
Voya CLO Ltd.
Series 2021-3A, Class ER, 9.65% (3 mo. Term SOFR + 5.90%), 04/15/2038 (a)	500,000		500,920
Series 2024-2A, Class D2R, 7.84% (3 mo. Term SOFR + 4.10%), 07/20/2039 (a)	1,000,000		1,000,008
Series 2024-2A, Class ER, 9.24% (3 mo. Term SOFR + 5.50%), 07/20/2039 (a)	500,000		499,982
Series 2024-3AR, Class D2R, 0.00% (3 mo. Term SOFR + 4.15%), 07/20/2039 (a)	500,000		500,000
Series 2025-4A, Class A2, 5.33% (3 mo. Term SOFR + 1.58%), 10/15/2038 (a)	900,000		902,498
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $82,666,550)			82,659,149

TOTAL INVESTMENTS - 95.7% (Cost $82,666,550)			82,659,149
Other Assets in Excess of Liabilities - 4.3%		0.04258	3,675,969
TOTAL NET ASSETS - 100.0%			$ 86,335,118

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $82,659,149 or 95.7% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Barings CLO Market Flex ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$ –	$ 82,659,149	$ –	$ 82,659,149
Total Investments	$ –	$ 82,659,149	$ –	$ 82,659,149

Refer to the Schedule of Investments for further disaggregation of investment categories.